UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments	FMC Select Fund

July 31, 2017	(Unaudited)

	Shares	Value (000)
Common Stock (99.5%)

Banks (3.2%)
Wells Fargo	140,000	$7,551

Basic Industry (5.6%)
Honeywell International	95,000	12,931

Chemicals (3.8%)
PPG Industries	85,000	8,946

Consumer Products (11.5%)
Autozone*	9,500	5,128
Newell Brands	231,415	12,200
Reckitt Benckiser Group(1)	98,000	9,521

		26,849

Food & Beverage (17.6%)
Anheuser-Busch InBev ADR	75,000	9,050
Dunkin’ Brands Group	130,000	6,894
Kraft Heinz	112,000	9,796
Nestle ADR	108,000	9,103
Yum! Brands	80,000	6,038

		40,881

Health Care (15.2%)
CVS Health	114,400	9,144
Danaher	150,000	12,224
Johnson & Johnson	106,000	14,068

		35,436

Miscellaneous (18.9%)
Berkshire Hathaway, Cl B*	81,550	14,269
Brookfield Asset Management, Cl A	280,000	10,889
Discover Financial Services	100,000	6,094
Onex	160,000	12,794

		44,046

Services (11.9%)
Aramark	250,000	9,965
KAR Auction Services	235,000	9,879
Service Corporation International	224,200	7,787

		27,631

Technology (11.8%)
Alphabet, Cl A*	14,200	13,426
Apple	94,000	13,981

		27,407

Total Common Stock
(Cost $125,533)		231,678

Short-Term Investment (0.6%)
Dreyfus Treasury Prime Cash Management Fund, Cl I, 0.860%(2)
(Cost $1,380)	1,379,977	1,380

Total Investments (100.1%)
(Cost $126,913)†		$233,058

Schedule of Investments	FMC Select Fund

July 31, 2017	(Unaudited)

Percentages are based on Net Assets (in thousands) of $232,929.

* Non-income producing security.

(1) Security is traded on a foreign stock exchange.

(2) The rate shown is the 7-day effective yield as of July 31, 2017.

ADR — American Depositary Receipt

Cl — Class

† As of July 31, 2017, the tax basis cost of the Fund’s investments was $126,913 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $106,645 and $(500), respectively.

As of July 31, 2017, all of the investments for the Fund are Level 1, in accordance with the fair value hierarchy.

During the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-001-2800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017